Income tax	12 Months Ended
Dec. 31, 2024
Income Tax
Income tax

20. Income tax

a) In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax current rate for 2024, 2023 and 2022 and thereafter is 30%.

(ii)	The tax rules include limits in the deductions of the exempt compensation amounts of certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit-sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have differences between tax and book values at year-end.

(iii)	The MITL sets forth criteria and limits for applying some deductions, such as the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.

(iv)	Taxable income for purposes of the employee profit-sharing is the same used for the Corporate Income Tax except for certain items.

(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2024, 2023 and 2022 were in Guatemala 25%, Costa Rica 30% and El Salvador 30%.

b) For the years ended December 31, 2024, 2023 and 2022, the Company reported on a consolidated basis taxable income of US$299,332, US$59,984 and US$53,293, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (“CRITL”), tax losses may be carried forward against taxable income generated in the succeeding 10 and three years, respectively. Carryforward tax losses are adjusted based on inflation.

In accordance with Guatemala Income Tax Law (“GITL”) and El Salvador Income Tax Law (“ESITL”), tax losses cannot be carried forward against taxable income generated.

c) An analysis of consolidated income tax expense for the years ended December 31, 2024, 2023 and 2022 is as follows:

Consolidated statements of operations

	2024		2023		2022
Current income tax expense	US$	(104,184)	US$	(21,939)	US$	(15,456)
Deferred income tax benefit		47,870		22,316		67,595
Total income tax (expense) benefit	US$	(56,314)	US$	377	US$	52,139

Consolidated statements of comprehensive income

	2024		2023		2022
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	US$	118	US$	362	US$	(80)
Remeasurement gain (loss) of employee benefits		39		32		(79)
Benefit (expense) deferred income tax recognized in OCI	US$	157	US$	394	US$	(159)

d) A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

The Company’s effective income tax reconciliation using domestic tax rate

	2024		%	2023		%	2022		%
Statutory income tax rate	US$	54,806	30.00%	US$	2,233	30.00%	US$	(39,709)	30.00%
Amendment tax return effects and other tax adjustments		(17,467)	(9.56%)		7,074	95.05%		1,242	(0.94%)
Inflation on furniture, intangible and equipment		(938)	(0.51%)		(1,370)	(18.41%)		(309)	0.23%
Inflation of tax losses		(463)	(0.25%)		(6,734)	(90.48%)		(4,335)	3.28%
Foreign countries difference with Mexican statutory rate		(18)	(0.01%)		21	0.28%		(9)	0.00%
Annual inflation adjustment		(5,304)	(2.90%)		(3,262)	(43.83%)		(11,200)	8.46%
Effect unrecognized NOLs		186	0.10%		3,030	40.71%		7	0.00%
Non-deductible expenses		16,728	9.16%		26,132	351.15%		7,695	(5.81%)
Difference in Foreign Exchange losses for tax purposes		8,784	4.80%		(27,501)	(369.53%)		(5,521)	4.17%
	US$	56,314	30.83%	US$	(377)	(5.06%)	US$	(52,139)	39.39%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on an accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years’ tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization. For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on an accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to “GITL,” under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2024, 2023 and 2022, our subsidiary in Guatemala generated tax profit (loss) of US$966, US$623 and US$(10), respectively.

According to “CRITL,” under the regime on profits from business activities, tax losses can offset taxable income in a term of three years. For the years ended December 31, 2024, 2023 and 2022, our subsidiary in Costa Rica generated net operating profit (loss) for an amount of US$558, US$(9,503) and US$3,869, respectively. Regarding operating loss, no deferred tax asset has been recognized.

According to “ESITL,” under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2024, 2023 and 2022, our subsidiary in El Salvador generated net operating gain for an amount of US$35,809, US$3,245 and US$17,078, respectively.

e) An analysis of consolidated deferred taxes is as follows:

	As of December 31,
	2024		2023
Deferred income tax assets:
Lease liability	US$	871,608	US$	899,011
Unearned transportation revenue		14,440		13,392
Aircraft and engine lease return obligation		98,933		86,696
Tax losses available for offsetting against future taxable income		234		39,360
Intangible		—		23,190
Allowance for doubtful accounts		431		411
Other financing agreements		92,640		45,919
Employee benefits		4,256		4,220
Employee profit-sharing		8,195		375
Derivative financial instruments		317		121
Provisions		33,993		52,848
		1,125,047		1,165,543
Deferred income tax liabilities:
Right-of-use asset		659,190		735,092
Supplemental rent		59,844		72,521
Rotable spare parts, furniture and equipment, net		120,585		120,846
Inventories		5,262		4,835
Other prepayments		2,981		2,602
Prepaid expenses and other assets		8,914		9,331
		856,776		945,227
	US$	268,271	US$	220,316

As of December 31, 2024 and 2023, the amount of deferred income tax is as follows:

	2024		2023
Deferred income tax assets	US$	286,199	US$	236,026
Deferred income tax liabilities		(17,928)		(15,710)
Deferred income tax assets, net	US$	268,271	US$	220,316

A reconciliation of deferred income tax asset, net is as follows:

	2024		2023
Opening balance as of January 1	US$	220,316	US$	197,548
Deferred income tax benefit during the current year recorded on profits		47,870		22,316
Deferred income tax benefit during the current year recorded in accumulated other comprehensive loss		157		394
Conversion effects		(72)		58
Closing balance as of December 31	US$	268,271	US$	220,316

According to IAS 12, “Income Taxes,” a deferred income tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized as of December 31, 2024 and 2023 a deferred tax asset for tax losses of US$234 and US$39,360, respectively.

An analysis of the available tax losses carry-forward of the Company at December 31, 2024 is as follows:

Year of loss	Historical Losses		Adjusted losses		Amortized losses		Amount outstanding to amortize		Year of expiration
2020	US$	3,345	US$	1,698	US$	—	US$	1,698	2030
2021		670		780		—		780	2031
2022		99,203		107,885		107,885		—	2032
2022		5,515		5,515		—		5,515	2025
2023		9,504		9,504		—		9,504	2026
	US$	118,237	US$	125,382	US$	107,885	US$	17,497

During the years ended December 31, 2024 and 2023, the Company utilized US$107,885 and US$15,452 of the available tax loss carry-forwards, respectively.

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries as of December 31, 2024 is as follows:

	Historical loss		Adjusted losses		Amortized losses		Total amount outstanding to amortize
Vuela Aviación	US$	15,529	US$	15,019	US$	—	US$	15,019
Comercializadora		3,345		1,698		—		1,698
Viajes Vuela		670		780		—		780
	US$	19,544	US$	17,497	US$	—	US$	17,497
Unrecognized Net Operating Losses (NOLs)								(16,717)
							US$	780
Tax rate								30%
Deferred income tax							US$	234

The temporary differences associated with investments in the Company’s subsidiaries, for which a deferred tax liability has not been recognized in the periods presented, aggregate in 2024 was US$15,679 (2023 was US$7,833). The Company has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The Company has an agreement with its associate that the profits of the associate will not be distributed until it obtains the consent of the Company. The Company does not anticipate giving such consent at the reporting date. Furthermore, the Group will not distribute its profits until it obtains the consent of all venture partners.

f) At December 31, 2024, the Company had the following tax balances:

	2024
Cuenta de Capital de Aportación (“CUCA”)	US$	286,961
Cuenta de Utilidad Fiscal Neta (“CUFIN”) (1)		241,680

(1)	The calculation comprises all the subsidiaries of the Company.

As of December 31, 2024, the Company has tax proceedings regarding uncertain tax positions by an amount of about US$78.5 million, associated to the deductibility of certain Company expenses during 2013, 2014 and 2015. The Company has filed legal administrative procedures. Volaris considers that it has solid arguments to believe that it will not have adverse effects as no such adjustments have been considered. Nonetheless, until all stages in the procedures are exhausted in each proceeding, the Company cannot assure the achievement of a final favorable resolution.